Stock-Based Compensation - Fair Value of the Share Options Granted (Details)	12 Months Ended
	Dec. 31, 2017 CAD ($) year	Dec. 31, 2016 CAD ($) year
Share-based Payment Arrangements [Abstract]
Exercise price (in $C per option)	$ 14.26	$ 10.09
Weighted average exercise price of share options granted in share-based payment arrangement (in C$/option)	$ 14.28	$ 9.75
Risk-free interest rate	1.77%	1.04%
Expected dividend yield	1.12%	1.58%
Expected life of options (in years) | year	6	6
Expected volatility (as a percentage)	32.00%	31.00%